Earnings per Share - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price (in dollars per share)	$ 7.2971
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	34,260,413	5,540,079	5,540,079
Share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	2,160,000	9,445,006	5,670,000
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)	500,000	500,000	0